LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 52,818,556	$ 44,916,779
Shareholders' equity	[1]	5,326,535	(654,760)	$ 2,626,981	$ 3,131,463
Working capital		31,000,000
Short-term debt		2,880,018	3,343,710
Cash and cash equivalents		$ 346,718	$ 204,032	$ 1,560,105

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc. on January 26, 2024, effective as of February 5, 2024, the reverse split of 1:25 as approved by the Board of Directors of Freight Technologies, Inc. on September 12, 2024, effective as of September 25, 2024, the reverse split of 1:4 as approved by the Board of Directors of Freight Technologies, Inc. on May 22, 2025, effective as of May 27, 2025 and the reverse split of 1:5 as approved by the Board of Directors of Freight Technologies, Inc. on November 12, 2025, effective as of December 15, 2025.